Condensed Financial Information of the Parent Company - Schedule of Condensed Statements of Cash Flows (Details) - Parent Company [Member] - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net income/(losses)	¥ 37,784,446	¥ (9,006,814)
Other operating assets	(50,089,318)	22,579,797
Other operating liabilities	3,864,473	1,463,075
Net cash provided by/(used in) operating activities	(8,440,399)	15,036,058
Cash flows from financing activities:
Repurchase of ordinary shares		(13,646,132)
Net cash used in financing activities		(13,646,132)
Net (decrease)/ increase in cash and cash equivalents	(8,440,399)	1,389,926
Cash and cash equivalents at the beginning of year	12,927,318	5,080,204
Effect of exchange rate change on cash and cash equivalents	524,149	6,457,188
Cash and cash equivalents at the end of year	¥ 5,011,068	¥ 12,927,318